S000022091 [Member] Investment Strategy - Franklin U.S. Large Cap Equity Fund	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in U.S. equity securities or other investments with similar economic characteristics of large capitalization companies. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index (the “Index”). The fund may invest in a variety of equity securities, including but not limited to exchange-traded and over-the-counter (“OTC”) common and preferred stocks, warrants and rights, securities convertible into common stocks, and securities of other investment companies and of real estate investment trusts (“REITs”).
The fund has exposure to growth and value equities of large capitalization companies. The fund seeks to produce returns that exceed those of the Index over a full market cycle (typically three to five years).
The portfolio managers use a quantitative process that assesses stocks by relative attractiveness based on a variety of measures including value, cash flow, earnings growth and sentiment. The portfolio managers are part of a team that uses research in an effort to improve the quantitative models, and thus the models are expected to evolve over time as changes are incorporated.